Derivatives - Value of Derivatives held as Cash Flow Hedges (Detail) - Derivatives held as cash flow hedges - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Value of Derivatives held as Cash Flow Hedges [line items]
Assets	€ 240	€ 58
Liabilities	354	183
Nominal amount	98,862	109,671
Fair Value changes used for hedge effectiveness	€ (50)	€ (229)